FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

March 31, 2020

(Unaudited)

	Shares or Principal Amount	Fair Value
COMMON STOCKS
ENERGY — 0.3%
PHI Group, Inc.(a)(b)(d)	23,814	$154,791
PHI Group, Inc., Restricted(a)(b)(c)(d)(f)	51,478	334,607
		$489,398

TOTAL COMMON STOCKS — 0.3% (Cost $615,785)		$489,398

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.0%
AGENCY — 2.7%
Federal Home Loan Mortgage Corp. K042 A1 — 2.267% 6/25/2024	$235,828	$240,598
Federal Home Loan Mortgage Corp. K024 A2 — 2.573% 9/25/2022	93,000	95,690
Government National Mortgage Association 2014-169 A — 2.600% 11/16/2042	883,344	893,501
Government National Mortgage Association 2015-21 A — 2.600% 11/16/2042	722,896	730,493
Government National Mortgage Association 2014-148 A — 2.650% 11/16/2043	930,177	940,108
Government National Mortgage Association 2014-138 A — 2.700% 1/16/2044	81,122	81,878
Government National Mortgage Association 2010-161 B — 3.000% 7/16/2040	39,624	39,790
Government National Mortgage Association 2019-39 A — 3.100% 5/16/2059	1,043,912	1,072,335
Government National Mortgage Association 2011-9 C, VRN — 3.485% 9/16/2041(e)	39,645	39,952
		$4,134,345
AGENCY STRIPPED — 0.2%
Government National Mortgage Association 2015-19 IO — 0.733% 1/16/2057(e)	$4,075,791	$183,622
Government National Mortgage Association 2015-7 IO — 0.735% 1/16/2057(e)	3,805,784	169,813
		$353,435
NON-AGENCY — 10.1%
Citigroup Commercial Mortgage Trust 2013-GC11 A3 — 2.815% 4/10/2046	$744,604	$752,879
Citigroup Commercial Mortgage Trust 2012-GC8 A4 — 3.024% 9/10/2045	66,931	66,938
COMM Mortgage Trust 2012-CR5 A3 — 2.540% 12/10/2045	819,236	821,083
COMM Mortgage Trust 2013-LC6 A4 — 2.941% 1/10/2046	885,018	897,045
COMM Mortgage Trust 2012-CR2 A4 — 3.147% 8/15/2045	297,000	300,841
COMM Mortgage Trust 2015-CR22 A3 — 3.207% 3/10/2048	179,000	181,545
CoreVest American Finance Trust 2018-1 A — 3.804% 6/15/2051(f)	654,110	659,275
GS Mortgage Securities Corp. II 2015-GC30 AAB — 3.120% 5/10/2050	500,000	509,605
GS Mortgage Securities Corp. Trust 2012-ALOH A — 3.551% 4/10/2034(f)	988,000	982,622
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 AS — 3.424% 10/15/2045(f)	687,000	686,451
JP Morgan Chase Commercial Mortgage Securities Trust C 2012-HSBC A — 3.093% 7/5/2032(f)	936,354	954,593
JPMBB Commercial Mortgage Securities Trust 2015-C30 ASB — 3.559% 7/15/2048	990,000	1,012,148
RETL P 2019-RVP B, 1M USD LIBOR + 1.55%, FRN — 2.255% 3/15/2036(e)(f)	735,000	624,788
UBS Commercial Mortgage Trust 2012-C1 A3 — 3.400% 5/10/2045	883,133	890,747
VNDO E Mortgage Trust 2012-6AVE A — 2.996% 11/15/2030(f)	109,000	110,361
VNDO E Mortgage Trust 2012-6AVE B — 3.298% 11/15/2030(f)	1,250,000	1,243,683
Wells Fargo Commercial Mortgage Trust 2012-LC5 A3 — 2.918% 10/15/2045	673,136	679,561
Wells Fargo Commercial Mortgage Trust 2014-LC18 ASB — 3.244% 12/15/2047	950,807	973,078
WFRBS Commercial Mortgage Trust 2012-C9 A3 — 2.870% 11/15/2045	1,345,775	1,348,605

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
WFRBS Commercial Mortgage Trust 2012-C8 A3 — 3.001% 8/15/2045	$1,254,000	$1,265,712
WFRBS Commercial Mortgage Trust 2013-C11 A5 — 3.071% 3/15/2045	246,000	248,380
		$15,209,940

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $19,883,195)		$19,697,720

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.5%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 3.0%
Federal Home Loan Mortgage Corp. 4336 WV — 3.000% 10/15/2025	$650,827	$672,088
Federal Home Loan Mortgage Corp. 4235 QE — 3.000% 8/15/2031	203,896	211,411
Federal Home Loan Mortgage Corp. 4162 P — 3.000% 2/15/2033	733,575	767,530
Federal National Mortgage Association 2012-47 HA — 1.500% 5/25/2027	278,328	279,269
Federal National Mortgage Association 2013-35 QB — 1.750% 2/25/2043	1,317,771	1,339,744
Federal National Mortgage Association 4220 EH — 2.500% 6/15/2028	233,965	241,182
Federal National Mortgage Association 4387 VA — 3.000% 2/15/2026	854,043	885,223
Federal National Mortgage Association 2012-144 PD — 3.500% 4/25/2042	184,975	195,320
		$4,591,767
AGENCY POOL FIXED RATE — 7.2%
Federal Home Loan Mortgage Corp. J20465 — 2.500% 9/1/2027	$284,094	$296,034
Federal Home Loan Mortgage Corp. J20834 — 2.500% 10/1/2027	818,695	853,103
Federal Home Loan Mortgage Corp. J16680 — 3.000% 9/1/2026	341,673	358,262
Federal Home Loan Mortgage Corp. G14266 — 3.000% 11/1/2026	578,775	606,876
Federal Home Loan Mortgage Corp. J17233 — 3.000% 11/1/2026	757,137	793,898
Federal Home Loan Mortgage Corp. J17774 — 3.000% 1/1/2027	802,217	841,166
Federal Home Loan Mortgage Corp. J18051 — 3.000% 2/1/2027	510,663	535,457
Federal Home Loan Mortgage Corp. G15418 — 3.000% 11/1/2027	953,185	1,002,145
Federal National Mortgage Association AL6472 — 2.000% 3/1/2025	174,494	176,297
Federal National Mortgage Association MA2676 — 2.500% 7/1/2026	744,428	775,113
Federal National Mortgage Association AS8618 — 2.500% 1/1/2027	632,161	658,219
Federal National Mortgage Association BM1022 — 2.500% 1/1/2027	768,117	799,778
Federal National Mortgage Association MA3079 — 2.500% 7/1/2027	97,684	101,710
Federal National Mortgage Association AB6192 — 2.500% 9/1/2027	435,807	454,043
Federal National Mortgage Association MA3158 — 2.500% 10/1/2027	144,883	150,855
Federal National Mortgage Association AJ7495 — 3.000% 12/1/2026	210,001	220,142
Federal National Mortgage Association AK3263 — 3.000% 2/1/2027	353,609	370,686
Federal National Mortgage Association AL3773 — 3.000% 6/1/2028	786,801	825,043
Federal National Mortgage Association BM4299 — 3.000% 3/1/2030	555,636	582,470
Federal National Mortgage Association AL1576 — 4.000% 3/1/2027	284,475	301,442
Federal National Mortgage Association FM1102 — 4.000% 3/1/2031	123,051	129,622
		$10,832,361
AGENCY STRIPPED — 0.2%
Federal National Mortgage Association 284 1 — 0.000% 7/25/2027(g)	$282,981	$268,049

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 4.1%
BRAVO Residential Funding Trust 2019-1 A1C — 3.500% 3/25/2058(f)	$942,372	$928,489
CIM Trust 2017-7 A, VRN — 3.000% 4/25/2057(e)(f)	131,256	128,066
CIM Trust 2018-R3 A1, VRN — 5.000% 12/25/2057(e)(f)	755,286	728,291
Finance of America HECM Buyout 2020-HB1 M1, VRN — 2.105% 2/25/2030(e)(f)	198,000	204,059

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Finance of America HECM Buyout 2019-AB1 A — 2.656% 12/27/2049(f)	$649,072	$630,983
Nationstar HECM Loan Trust 2019-2A M1, VRN — 2.359% 11/25/2029(b)(e)(f)	130,000	125,155
Nationstar HECM Loan Trust 2019-1A M1, VRN — 2.664% 6/25/2029(b)(e)(f)	1,008,000	975,210
Towd Point Mortgage Trust 2017-2 A1, VRN — 2.750% 4/25/2057(e)(f)	1,074,809	1,072,049
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.000% 1/25/2058(e)(f)	66,927	67,127
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.250% 3/25/2058(e)(f)	1,212,851	1,223,743
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.250% 7/25/2058(e)(f)	150,315	151,709
		$6,234,881

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $21,567,370)		$21,927,058

ASSET-BACKED SECURITIES — 50.7%
AUTO — 17.2%
Ally Auto Receivables Trust 2019-1 A4 — 3.020% 4/15/2024	$252,000	$250,010
CarMax Auto Owner Trust 2019-3 A3 — 2.180% 8/15/2024	919,000	922,129
CarMax Auto Owner Trust 2017-3 C — 2.720% 5/15/2023	240,000	235,271
CarMax Auto Owner Trust 2019-1 A4 — 3.260% 8/15/2024	200,000	207,330
CarMax Auto Owner Trust 2018-3 A4 — 3.270% 3/15/2024	600,000	595,104
CarMax Auto Owner Trust 2019-1 B — 3.450% 11/15/2024	107,000	111,743
CarMax Auto Owner Trust 2018-4 B — 3.670% 5/15/2024	95,000	95,205
Chesapeake Funding II LLC 2017-4A C — 2.760% 11/15/2029(f)	286,000	281,979
Enterprise Fleet Financing LLC 2020-1 A2 — 1.780% 12/22/2025(f)	549,000	544,941
Ford Credit Auto Lease Trust 2020-A A4 — 1.880% 5/15/2023	320,000	310,591
Ford Credit Auto Lease Trust 2020-A B — 2.050% 6/15/2023	1,500,000	1,457,531
Ford Credit Auto Lease Trust 2019-B B — 2.360% 1/15/2023	494,000	483,861
Ford Credit Auto Owner Trust 2019-A A4 — 2.850% 8/15/2024	676,000	681,185
GM Financial Automobile Leasing Trust 2020-1 B — 1.840% 12/20/2023	255,000	238,119
GM Financial Automobile Leasing Trust 2019-2 B — 2.890% 3/20/2023	1,000,000	970,150
Honda Auto Receivables Owner Trust 2020-1 A3 — 1.610% 4/22/2024	1,007,000	1,008,265
Honda Auto Receivables Owner Trust 2019-3 A3 — 1.780% 8/15/2023	523,000	507,454
Honda Auto Receivables Owner Trust 2019-2 A4 — 2.540% 3/21/2025	1,000,000	1,019,039
Honda Auto Receivables Owner Trust 2019-1 A4 — 2.900% 6/18/2024	355,000	350,772
Honda Auto Receivables Owner Trust 2018-4 A4 — 3.300% 7/15/2025	155,000	155,071
Hyundai Auto Lease Securitization Trust 2020-A A4 — 2.000% 12/15/2023(f)	778,000	754,166
Hyundai Auto Lease Securitization Trust 2020-A B — 2.120% 5/15/2024(f)	656,000	617,078
Hyundai Auto Lease Securitization Trust 2019-A B — 3.250% 10/16/2023(f)	334,000	325,687
Hyundai Auto Receivables Trust 2019-A A4 — 2.710% 5/15/2025	1,000,000	983,739
Legal Fee Funding — 8.000% 7/20/2036(f)	308,309	302,143
Mercedes-Benz Auto Lease Trust 2020-A A4 — 1.880% 9/15/2025	1,438,000	1,388,549
Nissan Auto Lease Trust 2020-A A4 — 1.880% 4/15/2025	1,442,000	1,392,420
Nissan Auto Receivables Owner Trust 2019-C A3 — 1.930% 7/15/2024	575,000	580,588
Nissan Auto Receivables Owner Trust 2019-A A4 — 3.000% 9/15/2025	252,000	255,143
Nissan Auto Receivables Owner Trust 2018-B A4 — 3.160% 12/16/2024	435,000	433,856
Prestige Auto Receivables Trust 2019-1A B — 2.530% 1/16/2024(f)	263,000	262,553
Toyota Auto Receivables Owner Trust 2020-A A3 — 1.660% 5/15/2024	1,063,000	1,025,695
Toyota Auto Receivables Owner Trust 2019-C A3 — 1.910% 9/15/2023	238,000	235,447
Toyota Auto Receivables Owner Trust 2019-A A4 — 3.000% 5/15/2024	252,000	261,536
Volkswagen Auto Lease Trust 2019-A A4 — 2.020% 8/20/2024	259,000	257,791

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Westlake Automobile Receivables Trust 2020-1A C — 2.320% 4/15/2025(f)	$1,543,000	$1,389,258
World Omni Auto Receivables Trust 2019-C A3 — 1.960% 12/16/2024	650,000	638,078
World Omni Auto Receivables Trust 2017-B B — 2.370% 5/15/2024	350,000	343,163
World Omni Auto Receivables Trust 2018-A B — 2.890% 4/15/2025	1,022,000	1,040,206
World Omni Auto Receivables Trust 2018-B A4 — 3.030% 6/17/2024	1,013,000	994,161
World Omni Auto Receivables Trust 2019-A B — 3.340% 6/16/2025	252,000	253,240
World Omni Automobile Lease Securitization Trust 2020-A A3 — 1.700% 1/17/2023	792,000	745,245
World Omni Automobile Lease Securitization Trust 2019-B A4 — 2.070% 2/18/2025	338,000	328,385
World Omni Automobile Lease Securitization Trust 2019-B B — 2.130% 2/18/2025	190,000	180,822
World Omni Automobile Lease Securitization Trust 2019-A B — 3.240% 7/15/2024	529,000	528,768
		$25,943,467
COLLATERALIZED LOAN OBLIGATION — 11.3%
Canyon Capital CLO Ltd. 2014-2A AS, 3M USD LIBOR + 1.250%, FRN — 3.081% 4/15/2029(e)(f)	$627,000	$604,153
Cerberus Corporate Credit Solutions Fund — 3.361% 10/15/2030(e)(f)	1,247,000	1,174,735
Cerberus Loan Funding XXI LP 2017-4A A, 3M USD LIBOR + 1.45%, FRN — 3.281% 10/15/2027(e)(f)	1,029,809	1,010,330
Cerberus Loan Funding XXIII LP 2018-2A A, 3M USD LIBOR + 1.00%, FRN — 2.831% 4/15/2028(e)(f)	670,222	658,841
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, 3M USD LIBOR + 1.55%, FRN — 3.242% 11/15/2029(e)(f)	1,014,000	969,691
Fortress Credit Opportunities VII CLO Ltd. 2016-7A BR, 3M USD LIBOR + 2.45%, FRN — 3.191% 12/15/2028(e)(f)	329,000	300,089
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.49%, FRN — 8.231% 12/15/2028(e)	246,000	194,972
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(f)	1,188,000	1,182,513
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(f)	666,000	661,090
Ivy Hill Middle Market Credit Fund X Ltd. 10A A1AR, 3M USD LIBOR + 1.25%, FRN — 3.069% 7/18/2030(e)(f)	227,000	213,669
Jamestown CLO VII Ltd. 2015-7A A1R, 3M USD LIBOR + 0.83%, FRN — 2.624% 7/25/2027(e)(f)	406,578	383,861
Madison Park Funding XIII Ltd. 2014-13A AR2, 3M USD LIBOR + 0.950%, FRN — 2.769% 4/19/2030(e)(f)	550,000	530,726
Nassau Ltd. 2017-IA A1AS, 3M USD LIBOR + 1.150%, FRN — 2.960% 10/15/2029(b)(e)(f)	944,000	895,095
Palmer Square CLO Ltd. 2019-1A A1, 3M USD LIBOR + 1.05%, FRN — 2.869% 4/20/2027(e)(f)	417,142	403,154
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 2.862% 5/15/2026(e)(f)	218,531	211,872
Sound Point CLO XII Ltd. 2016-2A AR, 3M USD LIBOR + 1.29%, FRN — 3.109% 10/20/2028(e)(f)	514,000	492,643
Sound Point CLO XVII Ltd. 2017-3A A1A, 3M USD LIBOR + 1.220%, FRN — 3.039% 10/20/2030(e)(f)	533,000	493,898
Sound Point CLO XVII Ltd. 2017-3A A1B, 3M USD LIBOR + 1.220%, FRN — 3.039% 10/20/2030(e)(f)	533,000	493,898
Symphony CLO XII Ltd. 2013-12A AR, 3M USD LIBOR + 1.030%, FRN — 2.861% 10/15/2025(e)(f)	738,100	725,521

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
Telos CLO Ltd. 2014-5A A1R, 3M USD LIBOR + 0.95%, FRN — 2.786% 4/17/2028(e)(f)	$259,747	$251,479
Telos CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.300% — 3.136% 7/17/2026(e)(f)	696,455	673,278
Trinitas CLO V Ltd. 2016-5A AR, 3M USD LIBOR + 1.39%, FRN — 3.184% 10/25/2028(e)(f)	628,000	602,926
VCO CLO LLC 2018-1A A, 3M USD LIBOR + 1.50%, FRN — 3.319% 7/20/2030(e)(f)	251,000	240,458
Venture 35 CLO Ltd. 2018-35A AS, 3M USD LIBOR + 1.150%, FRN — 2.952% 10/22/2031(e)(f)	155,000	146,923
Venture CDO Ltd., 3M USD LIBOR + 0.88%, FRN — 2.711% 4/15/2027(e)(f)	333,000	321,304
Venture XXV CLO Ltd. 2016-25A AR, 3M USD LIBOR + 1.230%, FRN — 3.049% 4/20/2029(e)(f)	577,000	555,596
Wellfleet CLO Ltd. 2016-1A AR, 3M USD LIBOR + 0.910% — 2.729% 4/20/2028(e)(f)	350,000	339,136
Zais CLO 5 Ltd. 2016-2A A1, 3M USD LIBOR + 1.530%, FRN — 3.361% 10/15/2028(e)(f)	500,000	476,815
Zais CLO 7 LLC 2017-2A A, 3M USD LIBOR + 1.290%, FRN — 3.121% 4/15/2030(e)(f)	635,000	590,450
Zais CLO 14 Ltd. 2020-14A A1A, 3M USD LIBOR + 1.400%, FRN — 1.000% 4/15/2032(e)(f)	1,394,000	1,310,359
		$17,109,475
CREDIT CARD — 4.1%
American Express Credit Account Master Trust 2019-2 A — 2.670% 11/15/2024	$268,000	$275,393
American Express Credit Account Master Trust 2019-2 B — 2.860% 11/15/2024	1,160,000	1,157,481
American Express Credit Account Master Trust 2019-1 A — 2.870% 10/15/2024	1,545,000	1,587,561
Barclays Dryrock Issuance Trust 2019-1 A — 1.960% 5/15/2025	869,000	850,518
Capital One Multi-Asset Execution Trust 2019-A2 A2 — 1.720% 8/15/2024	49,000	49,481
Discover Card Execution Note Trust 2019-A1 A1 — 3.040% 7/15/2024	174,000	179,234
Synchrony Card Funding LLC 2019-A2 A — 2.340% 6/15/2025	1,144,000	1,129,068
Synchrony Card Funding LLC 2019-A1 A — 2.950% 3/15/2025	989,000	987,410
		$6,216,146
EQUIPMENT — 14.0%
ARI Fleet Lease Trust 2018-B A3 — 3.430% 8/16/2027(f)	$380,000	$387,836
Ascentium Equipment Receivables 2019-2A A3 — 2.190% 11/10/2026(f)	718,000	679,009
Ascentium Equipment Receivables Trust 2019-1A A3 — 2.830% 5/12/2025(f)	1,000,000	989,249
Avis Budget Rental Car Funding AESOP LLC 2017-2A A — 2.970% 3/20/2024(f)	268,000	251,310
Avis Budget Rental Car Funding AESOP LLC 2017-1A A — 3.070% 9/20/2023(f)	528,000	493,873
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.450% 3/20/2023(f)	254,000	251,621
Chesapeake Funding II LLC — 3.110% 4/15/2031(f)	676,000	689,600
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(f)	835,378	785,687
Daimler Trucks Retail Trust 2019-1 A4 — 2.790% 5/15/2025(f)	1,000,000	1,003,500
Dell Equipment Finance Trust 2019-2 A3 — 1.910% 10/22/2024(f)	1,054,000	1,024,139
Dell Equipment Finance Trust 2019-2 B — 2.060% 10/22/2024(f)	353,000	347,924
Dell Equipment Finance Trust 2019-1 B — 2.940% 3/22/2024(f)	1,000,000	999,186
Great American Auto Leasing, Inc. 2019-1 B — 3.370% 2/18/2025(f)	252,000	251,959
GreatAmerica Leasing Receivables Funding LLC 2019-1 A4 — 3.210% 2/18/2025(f)	250,000	250,012
GreatAmerica Leasing Receivables Funding LLC Series 2020-1 A3 — 1.760% 8/15/2023(f)	369,000	364,568
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 B — 2.990% 6/17/2024(f)	255,000	253,604

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
HPEFS Equipment Trust 2020-1A C — 2.030% 2/20/2030(f)	$640,000	$625,556
HPEFS Equipment Trust 2019-1A B — 2.320% 9/20/2029(f)	100,000	98,413
John Deere Owner Trust 2019 A A4 — 3.000% 1/15/2026	532,000	539,741
Kubota Credit Owner Trust 2018-1A A4 — 3.210% 1/15/2025(f)	730,000	730,477
NextGear Floorplan Master Owner Trust 2019-2A A2 — 2.070% 10/15/2024(f)	760,000	762,706
NextGear Floorplan Master Owner Trust 2019-1A A2 — 3.210% 2/15/2024(f)	934,000	879,045
NextGear Floorplan Master Owner Trust 2018-2A A2 — 3.690% 10/15/2023(f)	412,000	390,175
Verizon Owner Trust 2019 A A1A — 2.930% 9/20/2023	847,000	860,890
Verizon Owner Trust 2019 A B — 3.020% 9/20/2023	532,000	517,359
Verizon Owner Trust 2019-C A1A — 1.940% 4/22/2024	1,532,000	1,443,409
Verizon Owner Trust 2019-C B — 2.060% 4/22/2024	925,000	884,317
Verizon Owner Trust 2019-B A1A — 2.330% 12/20/2023	141,000	141,764
Verizon Owner Trust 2019-B B — 2.400% 12/20/2023	1,006,000	988,033
Verizon Owner Trust 2018-1A C — 3.200% 9/20/2022(f)	1,400,000	1,371,889
Verizon Owner Trust 2018-A B — 3.380% 4/20/2023	556,000	545,217
Volvo Financial Equipment LLC Series 2019-1A A4 — 3.130% 11/15/2023(f)	250,000	253,131
Wheels SPV 2 LLC 2019-1A A3 — 2.350% 5/22/2028(f)	1,033,000	1,036,679
		$21,091,878
OTHER — 4.1%
InSite Issuer LLC 2016-1A C — 6.414% 11/15/2046(f)	$1,000,000	$827,382
MelTel Land Funding LLC 2019-1A C — 6.070% 4/15/2049(f)	312,000	246,778
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3 AT3 — 2.512% 9/15/2052(f)	517,000	518,573
New Residential Mortgage LLC 2018-FNT1 A — 3.610% 5/25/2023(f)	730,055	705,877
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(f)	840,020	829,282
PFS Financing Corp. 2019-A A2 — 2.860% 4/15/2024(f)	1,000,000	970,289
PFS Financing Corp. 2019-A B — 3.130% 4/15/2024(f)	1,000,000	940,536
PFS Financing Corp. 2018-F A — 3.520% 10/15/2023(f)	486,000	486,235
VB-S1 Issuer LLC 2016-1A F — 6.901% 6/15/2046(f)	731,000	718,357
		$6,243,309

TOTAL ASSET-BACKED SECURITIES (Cost $78,497,081)		$76,604,275

CORPORATE BONDS & NOTES — 1.5%
BASIC MATERIALS — 0.2%
Neon Holdings, Inc. — 10.125% 4/1/2026(f)	$286,000	$255,970

CONSUMER, NON-CYCLICAL — 1.1%
Cimpress plc — 7.000% 6/15/2026(f)	$335,000	$297,915
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 9.875% 6/30/2024(f)	1,377,091	1,318,565
		$1,616,480
ENERGY — 0.2%
Natural Resource Partners LP / NRP Finance Corp. — 9.125% 6/30/2025(f)	$504,000	$352,800

TOTAL CORPORATE BONDS & NOTES (Cost $2,418,099)		$2,225,250

	Principal Amount	Fair Value
BONDS & DEBENTURES - Continued
CORPORATE BANK DEBT — 10.1%
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 3.500% — 4.500% 9/29/2024(c)(e)	$964,000	$751,920
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.910% 1/3/2023(b)(c)(d)(e)	237,500	235,834
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024(c)(e)	1,134,301	1,133,088
Consolidated Communications — 1M USD LIBOR + 3.000% — 4.000% 10/5/2023(c)(e)	668,000	567,800
Franchise Group New Holding LLC — 8.000% 5/14/2020(b)(c)(d)(e)	2,271,000	2,233,024
Frontier Communications Corp. — 1M USD LIBOR + 3.000% — 4.800% 6/15/2024(c)(e)	465,000	439,425
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 3/15/2024(c)(e)	672,000	638,400
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 7.990% 12/31/2022(c)(e)	1,711,000	1,454,350
Hanjin International Corp., 1M USD LIBOR + 2.500% — 3.489% 10/18/2020(c)(e)	320,000	249,600
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.863% 6/23/2023(c)(e)	571,990	228,796
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 6.739% 12/22/2024(c)(e)	334,295	305,880
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/21/2020(b)(c)(d)(e)	720,000	644,400
MEC Filo TL 1, 9.500% — 11.500% 2/12/2021(b)(c)(d)(e)	1,087,000	1,087,000
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024(b)(c)(d)(e)	1,228,501	1,217,078
PHI, Inc., 1M USD LIBOR + 7.000% — 8.000% 9/4/2024(c)(e)	1,211,067	1,138,403
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500%1M USD LIBOR + 7.000% — 5.950% 8/16/2023(c)(e)	754,982	603,986
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 8.897% 2/11/2024(c)(e)	204,710	186,286
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/8/2024(c)(e)	587,000	358,070
Windstream Holdings Inc., 1M USD LIBOR + 2.500% — 3.490% 2/26/2021(c)(e)	1,000,000	982,500
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.450% 9/9/2021(c)(e)	902,879	862,250

TOTAL CORPORATE BANK DEBT (Cost $16,443,020)		$15,318,090

U.S. TREASURY — 7.8%
U.S. Treasury Bills — 0.152% 4/7/2020(g)(Cost $11,746,698)	$11,747,000	$11,746,915

TOTAL BONDS & DEBENTURES — 97.6% (Cost $150,555,463)		$147,519,308

TOTAL INVESTMENT SECURITIES — 97.9% (Cost $151,171,248)		$148,008,706

SHORT-TERM INVESTMENTS — 5.8%
State Street Bank Repurchase Agreement — 0.00% 4/1/2020
(Dated 03/31/2020, repurchase price of $8,718,000, collateralized by $8,625,000 principal amount U.S. Treasury Notes — 1.75% 2021, fair value $8,895,032)	$8,718,000	$8,718,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,718,000)		$8,718,000

Fair Value

TOTAL INVESTMENTS — 103.7% (Cost $159,889,248)	$156,726,706
Other Assets and Liabilities, net — (3.7)%	(5,575,717)
NET ASSETS — 100.0%	$151,150,989

(a)	Non-income producing security.
(b)	Investments categorized as a significant unobservable input (Level 3) (See Note 6 of the Notes to Financial Statements).
(c)

Restricted securities. These restricted securities constituted 10.36% of total net assets at March 31, 2020, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

(d)

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 3.91% of total net assets at March 31, 2020.

(e)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2020. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Zero coupon bond. Coupon amount represents effective yield to maturity.

FPA FLEXIBLE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2020

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holding 2 LLC, 1M USD LIBOR + 3.500% — 4.500% 9/29/2024	03/06/2020, 03/12/2020, 03/20/2020	$860,140	$751,920	0.50%
BJ Services Inc., 3M USD LIBOR + 7.000% — 8.910% 1/3/2023	01/28/2019, 12/31/2019	235,835	235,834	0.16%
Cincinnati Bell, Inc., 1M USD LIBOR + 3.250% — 4.250% 10/2/2024	03/16/2020, 03/24/2020	1,060,987	1,133,088	0.74%
Consolidated Communications — 1M USD LIBOR + 3.000% — 4.000% 10/5/2023	03/18/2020	547,760	567,800	0.38%
Franchise Group New Holding LLC — 8.000% 5/14/2020	02/14/2020	2,233,024	2,233,024	1.48%
Frontier Communications Corp. — 1M USD LIBOR + 3.000% — 4.800% 6/15/2024	03/20/2020	420,825	439,425	0.29%
Frontier Communications Corp., 1M USD LIBOR + 3.000% — 4.799% 3/15/2024	12/10/2019	648,480	638,400	0.42%
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 7.990% 12/31/2022	12/04/2019, 12/11/2019, 03/12/2020, 03/23/2020	1,651,100	1,454,350	0.96%
Hanjin International Corp., 1M USD LIBOR + 2.500% — 3.489% 10/18/2020	10/31/2019, 03/09/2020	315,439	249,600	0.17%
JC Penney Corp., Inc., 3M USD LIBOR + 4.250% — 5.863% 6/23/2023	01/17/2019, 02/08/2019, 03/11/2019	515,730	228,796	0.15%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 6.739%	01/09/2019, 06/18/2019, 06/19/2019	334,214	305,880	0.20%
McDermott Technology Americas, Inc., 3M USD LIBOR + 0.000% — 10.627% 10/21/2020	02/28/2020	720,000	644,400	0.43%
MEC Filo TL 1, 9.500% — 11.500% 2/12/2021	11/7/2019	1,079,425	1,087,000	0.72%
Mediaco Holding, Inc. Class A, 1M USD LIBOR + 6.400% — 8.400% 11/25/2024	01/09/2019, 06/18/2019, 06/19/2019, 03/27/2020	1,216,922	1,217,078	0.81%
PHI Group, Inc., Restricted	08/19/2019	427,782	334,607	0.22%
PHI, Inc., 1M USD LIBOR + 7.000% — 8.000% 9/4/2024	07/10/2019, 12/05/2019	1,190,502	1,138,403	0.75%
Polyconcept North America Holdings, Inc., 3M USD LIBOR + 4.500%1M USD LIBOR + 7.000% — 5.950% 8/16/2023	11/18/2019	747,925	603,986	0.40%
Transform SR Holdings LLC Term Loan B, 1M USD LIBOR + 7.250% — 8.897% 2/11/2024	12/16/2019, 01/08/2020, 02/07/2020	204,710	186,286	0.12%
Windstream Corp., 1M USD LIBOR + 0.000% — 7.500% 2/8/2024	01/07/2020, 02/14/2020	559,759	358,070	0.24%
Windstream Holdings Inc., 1M USD LIBOR + 2.500% — 3.490% 2/26/2021	03/08/2019, 03/29/2019	997,988	982,500	0.65%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 5.450% 9/9/2021	06/13/2019, 06/28/2019, 09/24/2019, 03/06/2020, 03/06/2020, 03/10/2020, 03/13/2020	902,255	862,250	0.57%
TOTAL RESTRICTED SECURITIES		$16,870,802	$15,652,697	10.36%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers. Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility). Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occur ring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occur red.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, f inancial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s deter mination of assumptions that market participants might reasonably use in valuing the assets. These assumptions consider inputs such as proprietary pricing models, cash flows, prepayments, def aults, and collateral. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of March 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	—	—	$489,398	$489,398
Commercial Mortgage-Backed Securities
Agency	—	$4,134,345	—	4,134,345
Agency Stripped	—	353,435	—	353,435
Non-Agency	—	15,209,940	—	15,209,940
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	4,591,767	—	4,591,767
Agency Pool Fixed Rate	—	10,832,361	—	10,832,361
Agency Stripped	—	268,049	—	268,049
Non-Agency Collateralized Mortgage Obligation	—	5,134,516	1,100,365	6,234,881
Asset-Backed Securities
Auto	—	25,943,467	—	25,943,467
Collateralized Loan Obligation	—	16,214,380	895,095	17,109,475
Credit Card	—	6,216,146	—	6,216,146
Equipment	—	21,091,878	—	21,091,878
Other	—	6,243,309	—	6,243,309
Corporate Bonds & Notes	—	2,225,250	—	2,225,250
Corporate Bank Debt	—	9,900,753	5,417,337	15,318,090
U.S. Treasuries	—	11,746,915	—	11,746,915
Short-Term Investment	—	8,718,000	—	8,718,000
	—	$148,824,511	$7,902,195	$156,726,706

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2020:

Investments	Beginning Value at December 31, 2019	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In/(Out)	Ending Value at March 31, 2020	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2020
Common Stocks	$489,398	—	—	—	—	$489,398	—
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	1,204,188	$(18,278)	$676,379	$(1,231,307)	$469,383	1,100,365	—
Asset-Backed Securities Collateralized Loan Obligation	—	(48,905)	944,000	—	—	895,095	$(48,905)
Corporate Bank Debt	2,554,734	(33,180)	2,914,618	(18,835)	—	5,417,337	(77,594)
	4,248,320	$(100,363)	$4,534,997	$(1,250,142)	$469,383	$7,902,195	$(126,499)

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment. Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no transfers between Level 1 and 2.

There were transfers of $630,982 out of Level 3 and into Level 2 and $1,100,365 out of Level 2 and into Level 3 during the period ended March 31, 2020. Transfers out were due to change from single broker quoted to vendor priced.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2020:

Financial Assets	Fair Value at March 31, 2020	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$154,791	Restricted Assets (a)	Quotes/Prices	$6.50
	334,607	Restricted Assets (a)	Quotes/Prices	$6.50

Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$125,155	Third-Party Broker Quote (b)	Quotes/Prices	$96.27
	975,210	Third-Party Broker Quote (b)	Quotes/Prices	$96.75

Asset-Backed Securities Collateralized Loan Obligation	$895,095	Third-Party Broker Quote (b)	Quotes/Prices	$89.42

Corporate Bank Debt	$2,233,024	Pricing Model (c)	Amortized Cost	$98.33
	1,217,078	Pricing Model (c)	Amortized Cost	$99.07
	235,835	Pricing Model (c)	Amortized Cost	$99.30
	1,087,000	Most Recent Capitlization (Funding) (d)	Cost	$100.00
	644,400	Pricing Model (e)	Market Comparable Vendor Pricing	$89.50

(a) The fair value is based on recent trade activity obtained from market makers in the security.

(b) The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

(c) The Pricing Model technique for Level 3 securities involves amortized cost. If the financial condition of the underlying assets were to deteriorate, of if the market comparables were to fall, the value of the investment could be lower.

(d) The significant unobservable inputs used in the fair value measurment are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

(e) The Pricing model technique for Level 3 securities involves using a vendor-provided price from a comparable security. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2020 (excluding short-term investments), was $151,171,267 for federal income tax purposes.  Net unrealized depreciation consists of:

Gross unrealized appreciation:	$949,689
Gross unrealized depreciation:	(4,112,250)
Net unrealized depreciation:	$(3,162,561)